united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

Ladenburg Income Fund

Ladenburg Income & Growth Fund

Ladenburg Growth & Income Fund

Ladenburg Growth Fund

Ladenburg Aggressive Growth Fund

Semi-Annual Report

December 31, 2021

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.

Member FINRA

Ladenburg Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the six months ended December 31, 2021, as compared to its benchmark:

				Average Annual Return
	Six Months	One Year	Annualized Five Years	Since Inception**
Ladenburg Income Fund Class A	0.96%	2.91%	4.45%	3.92%
Ladenburg Income Fund Class A with load of 5.00%	(4.09)%	(2.23)%	3.38%	3.08%
Ladenburg Income Fund Class C	0.61%	2.25%	3.70%	3.23%
Ladenburg Income Fund Class I	1.01%	3.09%	4.66%	4.05%
S&P 500 Total Return Index ***	11.67%	28.71%	18.47%	17.88%
Barclays US Gov’t/Credit Index ****	0.22%	(1.74)%	3.98%	3.44%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.81%, 2.57% and 1.56% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2021 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2021	% of Net Assets
Exchange-Traded Funds - Fixed Income Funds	72.7%
Exchange-Traded Funds - Equity Funds	23.5%
Open Ended Fund	3.2%
Short-Term Investment	0.6%
Liabilities in Excess of Other Assets	(0.0)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income & Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the six months ended December 31, 2021, as compared to its benchmark:

				Average Annual Return
	Six Months	One Year	Annualized Five Years	Since Inception**
Ladenburg Income & Growth Fund Class A	3.12%	8.30%	6.98%	5.96%
Ladenburg Income & Growth Fund Class A with load of 5.00%	(2.04)%	2.87%	5.90%	5.11%
Ladenburg Income & Growth Fund Class C	2.63%	7.45%	6.16%	5.27%
Ladenburg Income & Growth Fund Class I	3.15%	8.42%	7.23%	6.22%
S&P 500 Total Return Index ***	11.67%	28.71%	18.47%	17.88%
Barclays US Gov’t/Credit Index ****	0.22%	(1.74)%	3.98%	3.44%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.28%, 2.04% and 1.04% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2021 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2021	% of Net Assets
Exchange-Traded Funds - Fixed Income Funds	50.6%
Exchange-Traded Funds - Equity Funds	44.5%
Open End Fund	4.0%
Short-Term Investment	0.9%
Other Assets in Excess of Liabilities	0.0%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the six months ended December 31, 2021, as compared to its benchmark:

				Average Annual Return
	Six Months	One Year	Annualized Five Years	Since Inception**
Ladenburg Growth & Income Fund Class A	4.21%	12.28%	9.50%	8.12%
Ladenburg Growth & Income Fund Class A with load of 5.00%	(1.03)%	6.68%	8.38%	7.24%
Ladenburg Growth & Income Fund Class C	3.82%	11.43%	8.66%	7.32%
Ladenburg Growth & Income Fund Class I	4.32%	12.53%	9.75%	8.30%
S&P 500 Total Return Index ***	11.67%	28.71%	18.47%	17.88%
Barclays US Gov’t/Credit Index ****	0.22%	(1.74)%	3.98%	3.44%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.15%, 1.90% and 0.90% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2021 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2021	% of Net Assets
Exchange-Traded Funds - Equity Funds	62.6%
Exchange-Traded Funds - Fixed Income Funds	29.8%
Short-Term Investment	4.0%
Open End Fund	3.8%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the six months ended December 31, 2021, as compared to its benchmark:

				Average Annual Return
	Six Months	One Year	Annualized Five Years	Since Inception**
Ladenburg Growth Fund Class A	4.90%	16.17%	11.62%	9.93%
Ladenburg Growth Fund Class A with load of 5.00%	(0.32)%	10.35%	10.49%	9.04%
Ladenburg Growth Fund Class C	4.46%	15.22%	10.78%	9.11%
Ladenburg Growth Fund Class I	5.04%	16.35%	11.87%	10.09%
S&P 500 Total Return Index ***	11.67%	28.71%	18.47%	17.88%
Barclays US Gov’t/Credit Index ****	0.22%	(1.74)%	3.98%	3.44%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.17%, 1.92% and 0.92% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2021 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2021	% of Net Assets
Exchange-Traded Funds - Equity Funds	78.3%
Exchange-Traded Funds - Fixed Income Funds	13.3%
Short-Term Investment	4.5%
Open End Fund	3.9%
Liabilities in Excess of Other Assets	(0.0)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Aggressive Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the six months ended December 31, 2021, as compared to its benchmark:

				Average Annual Return
	Six Months	One Year	Annualized Five Years	Since Inception**
Ladenburg Aggressive Growth Fund Class A	4.95%	17.53%	13.16%	11.76%
Ladenburg Aggressive Growth Fund Class A with load of 5.00%	(0.30)%	11.64%	12.01%	10.85%
Ladenburg Aggressive Growth Fund Class C	4.56%	16.60%	12.29%	10.74%
Ladenburg Aggressive Growth Fund Class I	5.05%	17.64%	13.38%	11.67%
S&P 500 Total Return Index ***	11.67%	28.71%	18.47%	17.88%
Barclays US Gov’t/Credit Index ****	0.22%	(1.74)%	3.98%	3.44%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.35%, 2.10% and 1.10% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2021 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2021	% of Net Assets
Exchange-Traded Funds - Equity Funds	85.7%
Short-Term Investment	6.5%
Open End Fund	3.9%
Exchange-Traded Funds - Fixed Income Fund	3.7%
Other Assets in Excess of Liabilities	0.2%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.2%
	EQUITY - 23.5%
4,593	iShares Core MSCI Emerging Markets ETF	$274,937
7,063	Schwab U.S. Large-Cap Growth ETF	1,156,567
13,956	Schwab U.S. Large-Cap Value ETF	1,021,858
2,673	Schwab US Small-Cap ETF	273,715
1,107	Vanguard Mid-Cap Growth ETF	281,864
1,937	Vanguard Mid-Cap Value ETF	291,189
		3,300,130
	FIXED INCOME - 72.7%
11,206	iShares Core U.S. Aggregate Bond ETF	1,278,380
23,675	iShares Trust iShares 1-5 Year Investment Grade	1,275,609
83,538	SPDR Doubleline Total Return Tactical ETF	3,954,689
28,927	Vanguard Intermediate-Term Bond ETF	2,534,584
14,019	Vanguard Short-Term Bond ETF	1,133,156
		10,176,418

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,660,941)	13,476,548

	OPEN END FUND — 3.2%
	ALTERNATIVE - 3.2%
16,830	JPMorgan Hedged Equity Fund, Class I	453,740

	TOTAL OPEN END FUND (Cost $342,122)	453,740

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%

89,886	First American Government Obligations Fund, Class X, 0.03% (Cost $89,886)(a)	89,886

	TOTAL INVESTMENTS - 100.0% (Cost $13,092,949)	$14,020,174
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(6,425)
	NET ASSETS - 100.0%	$14,013,749

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	- Rate disclosed is the seven day effective yield as of December 31, 2021.

The accompanying notes are an integral part of these financial statements.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.1%
	EQUITY - 44.5%
20,266	iShares Core MSCI Emerging Markets ETF	$1,213,123
64,965	Schwab U.S. Large-Cap Growth ETF	10,638,018
121,571	Schwab U.S. Large-Cap Value ETF	8,901,429
12,428	Schwab US Small-Cap ETF	1,272,627
17,035	Vanguard Mid-Cap Growth ETF	4,337,452
23,272	Vanguard Mid-Cap Value ETF	3,498,480
		29,861,129
	FIXED INCOME - 50.6%
56,758	iShares Core U.S. Aggregate Bond ETF	6,474,953
35,760	iShares Trust iShares 1-5 Year Investment Grade	1,926,749
270,383	SPDR Doubleline Total Return Tactical ETF	12,799,930
80,264	Vanguard Intermediate-Term Bond ETF	7,032,731
71,461	Vanguard Short-Term Bond ETF	5,776,193
		34,010,556

	TOTAL EXCHANGE-TRADED FUNDS (Cost $53,620,383)	63,871,685

	OPEN END FUND — 4.0%
	ALTERNATIVE - 4.0%
98,887	JPMorgan Hedged Equity Fund, Class I	2,665,986

	TOTAL OPEN END FUND (Cost $2,012,825)	2,665,986

	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
601,094	First American Government Obligations Fund, Class X, 0.03% (Cost $601,094)(a)	601,094

	TOTAL INVESTMENTS - 100.0% (Cost $56,234,302)	$67,138,765
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	12,888
	NET ASSETS - 100.0%	$67,151,653

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	- Rate disclosed is the seven day effective yield as of December 31, 2021.

The accompanying notes are an integral part of these financial statements.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.4%
	EQUITY - 62.6%
55,080	iShares Core MSCI Emerging Markets ETF	$3,297,089
270,915	Schwab U.S. Large-Cap Growth ETF	44,362,330
497,199	Schwab U.S. Large-Cap Value ETF	36,404,911
68,018	Schwab US Small-Cap ETF	6,965,043
53,940	Vanguard Mid-Cap Growth ETF	13,734,203
95,390	Vanguard Mid-Cap Value ETF	14,339,979
		119,103,555
	FIXED INCOME - 29.8%
137,422	iShares Core U.S. Aggregate Bond ETF	15,677,102
288,403	SPDR Doubleline Total Return Tactical ETF	13,652,998
135,448	Vanguard Intermediate-Term Bond ETF	11,867,954
191,416	Vanguard Short-Term Bond ETF	15,472,156
		56,670,210

	TOTAL EXCHANGE-TRADED FUNDS (Cost $133,400,579)	175,773,765

	OPEN END FUND — 3.8%
	ALTERNATIVE - 3.8%
270,840	JPMorgan Hedged Equity Fund, Class I	7,301,848

	TOTAL OPEN END FUND (Cost $5,569,314)	7,301,848

	SHORT-TERM INVESTMENT — 4.0%
	MONEY MARKET FUND - 4.0%
7,622,896	First American Government Obligations Fund, Class X, 0.03% (Cost $7,622,896)(a)	7,622,896

	TOTAL INVESTMENTS - 100.2% (Cost $146,592,789)	$190,698,509
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(432,227)
	NET ASSETS - 100.0%	$190,266,282

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	- Rate disclosed is the seven day effective yield as of December 31, 2021.

The accompanying notes are an integral part of these financial statements.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 91.6%
	EQUITY - 78.3%
54,659	iShares Core MSCI Emerging Markets ETF	$3,271,888
198,047	Schwab U.S. Large-Cap Growth ETF	32,430,196
378,695	Schwab U.S. Large-Cap Value ETF	27,728,048
78,542	Schwab US Small-Cap ETF	8,042,701
51,484	Vanguard Mid-Cap Growth ETF	13,108,856
63,803	Vanguard Mid-Cap Value ETF	9,591,505
		94,173,194
	FIXED INCOME - 13.3%
60,221	iShares Core U.S. Aggregate Bond ETF	6,870,012
47,980	SPDR Doubleline Total Return Tactical ETF	2,271,373
84,715	Vanguard Short-Term Bond ETF	6,847,513
		15,988,898

	TOTAL EXCHANGE-TRADED FUNDS (Cost $77,300,788)	110,162,092

	OPEN END FUND — 3.9%
	ALTERNATIVE - 3.9%
175,696	JPMorgan Hedged Equity Fund, Class I	4,736,763

	TOTAL OPEN END FUND (Cost $3,719,333)	4,736,763

	SHORT-TERM INVESTMENT — 4.5%
	MONEY MARKET FUND - 4.5%
5,410,406	First American Government Obligations Fund, Class X, 0.03% (Cost $5,410,406)(a)	5,410,406

	TOTAL INVESTMENTS - 100.0% (Cost $86,430,527)	$120,309,261
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(48,366)
	NET ASSETS - 100.0%	$120,260,895

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	- Rate disclosed is the seven day effective yield as of December 31, 2021.

The accompanying notes are an integral part of these financial statements.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.4%
	EQUITY - 85.7%
27,598	iShares Core MSCI Emerging Markets ETF	$1,652,016
82,958	Schwab U.S. Large-Cap Growth ETF	13,584,373
146,335	Schwab U.S. Large-Cap Value ETF	10,714,648
42,994	Schwab US Small-Cap ETF	4,402,586
23,762	Vanguard Mid-Cap Growth ETF	6,050,280
24,644	Vanguard Mid-Cap Value ETF	3,704,733
		40,108,636
	FIXED INCOME - 3.7%
15,149	iShares Core U.S. Aggregate Bond ETF	1,728,198

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,163,220 )	41,836,834

	OPEN END FUND — 3.9%
	ALTERNATIVE - 3.9%
66,897	JPMorgan Hedged Equity Fund, Class I	1,803,546

	TOTAL OPEN END FUND (Cost $1,455,091)	1,803,546

	SHORT-TERM INVESTMENT — 6.5%
	MONEY MARKET FUND - 6.5%
3,042,748	First American Government Obligations Fund, Class X, 0.03% (Cost $3,042,748)(a)	3,042,748

	TOTAL INVESTMENTS - 99.8% (Cost $32,661,059)	$46,683,128
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	71,183
	NET ASSETS - 100.0%	$46,754,311

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	- Rate disclosed is the seven day effective yield as of December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2021

		Ladenburg		Ladenburg		Ladenburg
	Ladenburg	Income &		Growth &	Ladenburg	Aggressive
	Income	Growth		Income	Growth	Growth
	Fund	Fund		Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$13,092,949	$56,234,302		$146,592,789	$86,430,527	$32,661,059
Investments in Securities at Value	$14,020,174	$67,138,765		$190,698,509	$120,309,261	$46,683,128
Due from Advisor	245	—		—	—	—
Receivable for Fund Shares Sold	—	58,859		630	44,430	98,450
Dividends and Interest Receivable	1,587	4,260		17,896	10,731	4,405
Prepaid Expenses and Other Assets	12,263	18,398		28,953	23,830	21,389
Total Assets	14,034,269	67,220,282		190,745,988	120,388,252	46,807,372

Liabilities:
Redemptions Payable	211	382		308,387	32,172	—
Payable to Related Parties	3,934	8,582		30,555	3,367	9,133
Accrued Advisory Fees	—	40,022		100,468	57,946	27,889
Accrued Distribution Fees	3,693	2,678		12,106	4,257	3,625
Accrued Expenses and Other Liabilities	12,682	16,965		28,190	29,615	12,414
Total Liabilities	20,520	68,629		479,706	127,357	53,061

Net Assets	$14,013,749	$67,151,653		$190,266,282	$120,260,895	$46,754,311

Composition of Net Assets:
At December 31, 2021, Net Assets consisted of:
Paid-in-Capital	$13,082,725	$56,184,498		$147,393,848	$87,785,452	$33,452,249
Accumulated Earnings	931,024	10,967,155		42,872,434	32,475,443	13,302,062
Net Assets	$14,013,749	$67,151,653		$190,266,282	$120,260,895	$46,754,311

Class A Net Assets	$383,886	$1,081,924		$2,020,179	$673,217	$146,734
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	33,992	81,195		134,968	39,519	7,827
Net Asset Value (Net Assets/Shares Outstanding and Redemption Price Per Share)	$11.29	$13.33		$14.97	$17.04	$18.75
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$11.88	$14.03		$15.76	$17.94	$19.74

Class C Net Assets	$35,801	$14		$52,696	$53,928	$306,080
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	3,206	1		3,607	3,211	16,930
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$11.17	$13.20	(b)	$14.61	$16.79	$18.08

Class I Net Assets	$13,594,062	$66,069,715		$188,193,407	$119,533,750	$46,301,497
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,209,037	4,936,474		12,527,308	7,043,533	2,512,236
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$11.24	$13.38		$15.02	$16.97	$18.43

(a)	On investments of $50,000 or more, the offering price is reduced.

(b)	Net asset value does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2021

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$162,052	$651,979	$1,461,990	$803,851	$287,849
Interest Income	33	81	360	234	151
Total Investment Income	162,085	652,060	1,462,350	804,085	288,000

Expenses:
Investment Advisory Fees	35,469	165,374	461,286	294,065	112,008
Distribution Fees - Class A	475	1,351	2,524	803	179
Distribution Fees - Class C	185	89	258	410	1,507
Registration & Filing Fees	13,610	13,862	19,156	18,148	14,115
Administration Fees	9,322	23,393	55,274	36,034	18,433
Trustees’ Fees	7,756	7,756	7,755	7,756	7,756
Audit Fees	7,511	7,451	7,511	7,511	7,511
Third Party Administrative Services Fees	6,792	29,724	80,814	58,696	17,751
Legal Fees	4,664	5,630	8,247	6,374	4,873
Chief Compliance Officer Fees	2,786	4,151	7,407	5,463	3,713
Transfer Agent Fees	2,694	8,123	21,289	13,074	5,252
Custody Fees	2,535	3,032	8,448	5,241	2,521
Printing Expense	1,525	3,084	7,848	4,898	2,206
Insurance Expense	981	1,240	1,838	1,459	1,097
Miscellaneous Expenses	1,260	1,562	3,075	2,066	1,562
Total Expenses	97,565	275,822	692,730	461,998	200,484
Less: Expenses Waived/Reimbursed by the Advisor	(36,815)	(436)	—	(122)	(8,504)
Net Expenses	60,750	275,386	692,730	461,876	191,980
Net Investment Income	101,335	376,674	769,620	342,209	96,020

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	242,477	96,734	(1,088,108)	(83,500)	(642,789)

Net Change in Unrealized Appreciation (Depreciation) on Investments	(186,435)	1,555,495	8,100,579	5,496,767	2,726,969
Net Realized and Unrealized Gain on Investments	56,042	1,652,229	7,012,471	5,413,267	2,084,180

Net Increase in Net Assets Resulting From Operations	$157,377	$2,028,903	$7,782,091	$5,755,476	$2,180,200

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$101,335	$165,380
Net Realized Gain on Investments	242,477	724,239
Capital Gain Distributions from Other Investment Companies	—	27,806
Net Change in Unrealized Appreciation (Depreciation) on Investments	(186,435)	327,376
Net Increase in Net Assets Resulting From Operations	157,377	1,244,801

Distributions to Shareholders From:
Distributions Paid
Class A	(19,592)	(4,742)
Class C	(1,787)	(131)
Class I	(716,406)	(180,235)
Net Decrease in Net Assets from Distributions to Shareholders	(737,785)	(185,108)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	17,324	18,223
Distributions Reinvested	17,912	4,614
Payment for Shares Redeemed	(26,026)	(157,897)
Class C
Distributions Reinvested	863	63
Class I
Proceeds from Shares Issued	1,740,121	6,371,817
Distributions Reinvested	615,858	153,658
Payment for Shares Redeemed	(2,362,792)	(7,435,279)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	3,260	(1,044,801)

Total Increase (Decrease) in Net Assets	(577,148)	14,892

Net Assets:
Beginning of Period	14,590,897	14,576,005
End of Period	$14,013,749	$14,590,897

Share Activity
Class A
Shares Sold	1,469	1,626
Shares Reinvested	1,582	402
Shares Redeemed	(2,199)	(13,579)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	852	(11,551)

Class C
Shares Sold	—	—
Shares Reinvested	78	5
Shares Redeemed	—	—
Net Increase in Shares of Beneficial Interest Outstanding	78	5

Class I
Shares Sold	147,471	561,431
Shares Reinvested	54,581	13,431
Shares Redeemed	(199,902)	(649,519)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	2,150	(74,657)

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$376,674	$530,072
Net Realized Gain on Investments	96,734	2,189,505
Capital Gain Distributions from Other Investment Companies	—	67,748
Net Change in Unrealized Appreciation on Investments	1,555,495	5,840,316
Net Increase in Net Assets Resulting From Operations	2,028,903	8,627,641

Distributions to Shareholders From:
Distributions Paid
Class A	(14,351)	(9,426)
Class C	(220)	(78)
Class I	(947,684)	(568,536)
Net Decrease in Net Assets from Distributions to Shareholders	(962,255)	(578,040)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	32,938	185,067
Distributions Reinvested	11,628	8,387
Payment for Shares Redeemed	(66,756)	(582,510)
Class C
Distributions Reinvested	220	78
Payment for Shares Redeemed	(18,312)	—
Class I
Proceeds from Shares Issued	5,843,981	21,717,730
Distributions Reinvested	853,948	510,554
Payment for Shares Redeemed	(4,629,785)	(16,206,060)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	2,027,862	5,633,246

Total Increase in Net Assets	3,094,510	13,682,847

Net Assets:
Beginning of Period	64,057,143	50,374,296
End of Period	$67,151,653	$64,057,143

Share Activity
Class A
Shares Sold	2,481	14,419
Shares Reinvested	872	683
Shares Redeemed	(5,032)	(46,423)
Net Decrease in Shares of Beneficial Interest Outstanding	(1,679)	(31,321)

Class C
Shares Sold	—	—
Shares Reinvested	17	6
Shares Redeemed	(1,395)	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,378)	6

Class I
Shares Sold	437,007	1,759,368
Shares Reinvested	63,782	41,082
Shares Redeemed	(346,321)	(1,314,133)
Net Increase in Shares of Beneficial Interest Outstanding	154,468	486,317

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$769,620	$1,232,481
Net Realized Income (Loss) on Investments	(1,088,108)	8,363,911
Capital Gain Distributions from Other Investment Companies	—	115,679
Net Change in Unrealized Appreciation on Investments	8,100,579	23,747,464
Net Increase in Net Assets Resulting From Operations	7,782,091	33,459,535

Distributions to Shareholders From:
Distributions Paid
Class A	(52,846)	(14,212)
Class C	(1,276)	(373)
Class I	(5,128,620)	(1,302,563)
Net Decrease in Net Assets from Distributions to Shareholders	(5,182,742)	(1,317,148)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	41,894	277,055
Distributions Reinvested	50,364	13,708
Payment for Shares Redeemed	(158,674)	(1,045,654)
Class C
Proceeds from Shares Issued	1,200	3,200
Distributions Reinvested	1,275	358
Payment for Shares Redeemed	—	(215,673)
Class I
Proceeds from Shares Issued	20,635,085	48,509,807
Distributions Reinvested	4,432,486	1,135,006
Payment for Shares Redeemed	(14,461,449)	(39,162,329)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	10,542,181	9,515,478

Total Increase in Net Assets	13,141,530	41,657,865

Net Assets:
Beginning of Period	177,124,752	135,466,887
End of Period	$190,266,282	$177,124,752

Share Activity
Class A
Shares Sold	2,754	20,144
Shares Reinvested	3,357	1,018
Shares Redeemed	(10,606)	(78,572)
Net Decrease in Shares of Beneficial Interest Outstanding	(4,495)	(57,410)

Class C
Shares Sold	82	245
Shares Reinvested	87	28
Shares Redeemed	1	(16,422)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	170	(16,149)

Class I
Shares Sold	1,362,442	3,603,742
Shares Reinvested	294,389	83,547
Shares Redeemed	(956,614)	(2,901,018)
Net Increase in Shares of Beneficial Interest Outstanding	700,217	786,271

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$342,209	$597,527
Net Realized Gain (Loss) on Investments	(83,500)	2,729,600
Capital Gain Distributions from Other Investment Companies	—	13,041
Net Change in Unrealized Appreciation on Investments	5,496,767	22,230,085
Net Increase in Net Assets Resulting From Operations	5,755,476	25,570,253

Distributions to Shareholders From:
Distributions Paid
Class A	(14,523)	(1,752)
Class C	(1,053)	—
Class I	(2,858,588)	(613,459)
Net Decrease in Net Assets from Distributions to Shareholders	(2,874,164)	(615,211)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	38,038	26,783
Distributions Reinvested	14,143	1,700
Payments for Shares Redeemed	(12,664)	(727,365)
Class C
Proceeds from Shares Issued	—	6,000
Distributions Reinvested	769	—
Payments for Shares Redeemed	(62,021)	(14,698)
Class I
Proceeds from Shares Issued	15,010,730	26,774,069
Distributions Reinvested	2,630,842	565,758
Payments for Shares Redeemed	(11,359,206)	(18,051,910)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	6,260,631	8,580,337

Total Increase in Net Assets	9,141,943	33,535,379

Net Assets:
Beginning of Period	111,118,952	77,583,573
End of Period	$120,260,895	$111,118,952

Share Activity
Class A
Shares Sold	2,195	1,848
Shares Reinvested	827	114
Shares Redeemed	(739)	(52,768)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	2,283	(50,806)

Class C
Shares Sold	—	418
Shares Reinvested	46	—
Shares Redeemed	(3,726)	(932)
Net Decrease in Shares of Beneficial Interest Outstanding	(3,680)	(514)

Class I
Shares Sold	889,713	1,813,737
Shares Reinvested	154,392	37,945
Shares Redeemed	(669,056)	(1,232,946)
Net Increase in Shares of Beneficial Interest Outstanding	375,049	618,736

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$96,020	$165,480
Net Realized Gain (Loss) on Investments	(642,789)	984,754
Net Change in Unrealized Appreciation on Investments	2,726,969	9,091,381
Net Increase in Net Assets Resulting From Operations	2,180,200	10,241,615

Distributions to Shareholders From:
Distributions Paid
Class A	(1,347)	(1,527)
Class C	(2,440)	(2,818)
Class I	(525,784)	(531,005)
Net Decrease in Net Assets from Distributions to Shareholders	(529,571)	(535,350)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	2,850	17,148
Distributions Reinvested	1,337	1,525
Payment for Shares Redeemed	(1,142)	—
Class C
Proceeds from Shares Issued	—	—
Distributions Reinvested .	2,441	2,818
Class I
Proceeds from Shares Issued	5,449,736	12,159,733
Distributions Reinvested	486,317	492,517
Payment for Shares Redeemed	(3,252,806)	(6,244,325)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	2,688,733	6,429,416

Total Increase in Net Assets	4,339,362	16,135,681

Net Assets:
Beginning of Period	42,414,949	26,279,268
End of Period	$46,754,311	$42,414,949

Share Activity
Class A
Shares Sold	155	1,009
Shares Reinvested	71	95
Shares Redeemed	(62)	—
Net Increase in Shares of Beneficial Interest Outstanding	164	1,104

Class C
Shares Sold	—	—
Shares Reinvested	134	181
Shares Redeemed	—	—
Net Increase in Shares of Beneficial Interest Outstanding	134	181

Class I
Shares Sold	298,855	769,788
Shares Reinvested	26,259	31,152
Shares Redeemed	(177,931)	(405,819)
Net Increase in Shares of Beneficial Interest Outstanding	147,183	395,121

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$11.78		$10.99	$10.90	$10.53	$10.59	$10.19
Gain (Loss) From Operations:
Net investment income (a)	0.08		0.11	0.18	0.17	0.17	0.14
Net gain (loss) from securities (both realized and unrealized)	0.03		0.79	0.11	0.38	(0.01)	0.32
Total from operations	0.11		0.90	0.29	0.55	0.16	0.46

Distributions to shareholders from:
Net investment income	(0.07)		(0.11)	(0.18)	(0.17)	(0.19)	(0.06)
Realized gains	(0.53)		—	—	(0.01)	(0.03)	—
Return of Capital	—		—	(0.02)	—	—	—
Total distributions	(0.60)		(0.11)	(0.20)	(0.18)	(0.22)	(0.06)

Net Asset Value, End of Period	$11.29		$11.78	$10.99	$10.90	$10.53	$10.59

Total Return (b)	0.96	% (f)	8.24%	2.68%	5.31%	1.46%	4.50%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$384		$390	$491	$845	$1,024	$987
Ratio of expenses to average net assets,
before reimbursement (c)	1.62	% (e)	1.60%	1.65%	1.95%	2.26%	5.84%
net of reimbursement (c)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	1.27	% (e)	0.97%	1.68%	1.66%	1.63%	1.31%
Portfolio turnover rate	4.65	% (f)	29.04%	20.91%	34.73%	27.38%	2.91%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$11.67		$10.90	$10.83	$10.46	$10.54	$10.17
Gain (Loss) From Operations:
Net investment income (a)	0.03		0.02	0.10	0.11	0.10	0.06
Net gain (loss) from securities (both realized and unrealized)	0.04		0.79	0.11	0.35	(0.02)	0.32
Total from operations	0.07		0.81	0.21	0.46	0.08	0.38

Distributions to shareholders from:
Net investment income	(0.04)		(0.04)	(0.13)	(0.08)	(0.13)	(0.01)
Realized gains	(0.53)		—	—	(0.01)	(0.03)	—
Return of Capital	—		—	(0.01)	—	—	—
Total distributions	(0.57)		(0.04)	(0.14)	(0.09)	(0.16)	(0.01)

Net Asset Value, End of Period	$11.17		$11.67	$10.90	$10.83	$10.46	$10.54

Total Return (b)	0.61	% (f)	7.46%	1.95%	4.51%	0.74%	3.71%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$36		$37	$34	$34	$273	$256
Ratio of expenses to average net assets,
before reimbursement (c)	2.37	% (e)	2.36%	2.39%	2.75%	3.01%	8.13%
net of reimbursement (c)	1.75	% (e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	0.52	% (e)	0.18%	0.92%	1.05%	0.93%	0.63%
Portfolio turnover rate	4.65	% (f)	29.04%	20.91%	34.73%	27.38%	2.91%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$11.74		$10.96	$10.88	$10.51	$10.57	$10.19
Gain (Loss) From Operations:
Net investment income (a)	0.09		0.13	0.20	0.19	0.20	0.16
Net gain (loss) from securities (both realized and unrealized)	0.03		0.79	0.11	0.38	(0.02)	0.29
Total from operations	0.12		0.92	0.31	0.57	0.18	0.45

Distributions to shareholders from:
Net investment income	(0.09)		(0.14)	(0.20)	(0.19)	(0.21)	(0.07)
Realized gains	(0.53)		—	—	(0.01)	(0.03)	—
Return of Capital	—		—	(0.03)	—	—	—
Total distributions	(0.62)		(0.14)	(0.23)	(0.20)	(0.24)	(0.07)

Net Asset Value, End of Period	$11.24		$11.74	$10.96	$10.88	$10.51	$10.57

Total Return (b)	1.01	% (f)	8.45%	2.83%	5.59%	1.67%	4.45%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$13,594		$14,164	$14,051	$9,643	$6,285	$3,319
Ratio of expenses to average net assets,
before reimbursement (c)	1.37	% (e)	1.35%	1.40%	1.67%	2.01%	4.06%
net of reimbursement (c)	0.85	% (e)	0.85%	0.83%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	1.44	% (e)	1.10%	1.83%	1.85%	1.91%	1.52%
Portfolio turnover rate	4.65	% (f)	29.04%	20.91%	34.73%	27.38%	2.91%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$13.10		$11.36	$11.32	$10.91	$10.74	$10.06
Gain From Operations:
Net investment income (a)	0.06		0.10	0.16	0.16	0.16	0.13
Net gain from securities (both realized and unrealized)	0.35		1.74	0.08	0.40	0.24	0.64
Total from operations	0.41		1.84	0.24	0.56	0.40	0.77

Distributions to shareholders from:
Net investment income	(0.06)		(0.10)	(0.18)	(0.15)	(0.17)	(0.09)
Realized gains	(0.12)		—	—	—	(0.06)	—
Return of Capital	—		—	(0.02)	—	—	—
Total distributions	(0.18)		(0.10)	(0.20)	(0.15)	(0.23)	(0.09)

Net Asset Value, End of Period	$13.33		$13.10	$11.36	$11.32	$10.91	$10.74

Total Return (b)	3.12	% (g)	16.21%	2.10%	5.20%	3.68%	7.62%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,082		$1,086	$1,297	$1,546	$1,478	$1,169
Ratio of expenses to average net assets,
before reimbursement (c)	1.08	% (f)	1.11%	1.18%	1.32%	1.46%	4.38%
net of reimbursement (c)	1.00	% (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.97	% (f)	0.78%	1.41%	1.44%	1.50%	1.23%
Portfolio turnover rate	0.15	% (g)	16.60%	9.35%	24.47%	23.87%	3.85%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$12.91		$11.24	$11.23	$10.85	$10.71	$10.06
Gain From Operations:
Net investment income (a)	—		—	0.07	0.04	0.10	0.05
Net gain from securities (both realized and unrealized)	0.45		1.73	0.08	0.42	0.22	0.65
Total from operations	0.45		1.73	0.15	0.46	0.32	0.70

Distributions to shareholders from:
Net investment income	(0.04)		(0.06)	(0.13)	(0.08)	(0.12)	(0.05)
Realized gains	(0.12)		—	—	—	(0.06)	—
Return of Capital	—		—	(0.01)	—	—	—
Total distributions	(0.16)		(0.06)	(0.14)	(0.08)	(0.18)	(0.05)

Net Asset Value, End of Period	$13.20		$12.91	$11.24	$11.23	$10.85	$10.71

Total Return (b)	2.63	% (g)	15.40%	1.36%	4.30%	2.91%	6.92%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$0	(e)	$18	$15	$15	$61	$29
Ratio of expenses to average net assets,
before reimbursement (c)	1.84	% (f)	1.87%	1.93%	2.07%	2.21%	4.90%
net of reimbursement (c)	1.75	% (f)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	0.01	% (f)	0.02%	0.67%	0.41%	0.87%	0.44%
Portfolio turnover rate	0.15	% (g)	16.60%	9.35%	24.47%	23.87%	3.85%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $1,000.

(f)	Annualized.

(g)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$13.16		$11.42	$11.38	$10.97	$10.79		$10.06
Gain From Operations:
Net investment income (a)	0.08		0.11	0.18	0.19	0.20		0.16
Net gain from securities (both realized and unrealized)	0.34		1.75	0.08	0.39	0.23		0.68
Total from operations	0.42		1.86	0.26	0.58	0.43		0.84

Distributions to shareholders from:
Net investment income	(0.08)		(0.12)	(0.19)	(0.17)	(0.19)		(0.11)
Realized gains	(0.12)		—	—	—	(0.06)		—
Return of Capital	—		—	(0.03)	—	—		—
Total distributions	(0.20)		(0.12)	(0.22)	(0.17)	(0.25)		(0.11)

Net Asset Value, End of Period	$13.38		$13.16	$11.42	$11.38	$10.97		$10.79

Total Return (b)	3.15	% (g)	16.39%	2.29%	5.42%	3.97	% (e)	8.34%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$66,070		$62,953	$49,062	$33,885	$24,229		$10,022
Ratio of expenses to average net assets,
before reimbursement (c)	0.83	% (f)	0.87%	0.93%	1.07%	1.22%		2.38%
net of reimbursement (c)	0.83	% (f)	0.85%	0.83%	0.75%	0.75%		0.75%
Ratio of net investment income to average net assets (c)(d)	1.14	% (f)	0.92%	1.59%	1.69%	1.80%		1.51%
Portfolio turnover rate	0.15	% (g)	16.60%	9.35%	24.47%	23.87%		3.85%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Annualized.

(g)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$14.75		$12.00	$11.85	$11.51	$11.06	$10.05
Gain From Operations:
Net investment income (a)	0.04		0.07	0.13	0.14	0.16	0.12
Net gain from securities (both realized and unrealized)	0.58		2.77	0.18	0.39	0.55	0.96
Total from operations	0.62		2.84	0.31	0.53	0.71	1.08

Distributions to shareholders from:
Net investment income	(0.05)		(0.09)	(0.16)	(0.12)	(0.20)	(0.07)
Realized gains	(0.35)		—	—	(0.07)	(0.06)	—
Total distributions	(0.40)		(0.09)	(0.16)	(0.19)	(0.26)	(0.07)

Net Asset Value, End of Period	$14.97		$14.75	$12.00	$11.85	$11.51	$11.06

Total Return (b)	4.21	% (g)	23.78%	2.62%	4.77%	6.39%	10.74%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,020		$2,057	$2,363	$1,751	$1,385	$1,329
Ratio of expenses to average net assets,
before reimbursement (c)	1.00	% (f)	1.02%	1.05%	1.16%	1.24%	2.88%
net of reimbursement (c)	1.00	% (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.57	% (f)	0.53%	1.12%	1.23%	1.40%	1.13%
Portfolio turnover rate	1.54	% (g)	21.02%	7.38%	29.89%	25.45%	2.89%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$14.42		$11.78	$11.67	$11.39	$10.98	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	(0.01)		0.00 (e)	0.04	0.04	0.07	0.03
Net gain from securities (both realized and unrealized)	0.56		2.68	0.18	0.39	0.54	0.96
Total from operations	0.55		2.68	0.22	0.43	0.61	0.99

Distributions to shareholders from:
Net investment income	(0.01)		(0.04)	(0.11)	(0.08)	(0.14)	(0.01)
Realized gains	(0.35)		—	—	(0.07)	(0.06)	—
Total distributions	(0.36)		(0.04)	(0.11)	(0.15)	(0.20)	(0.01)

Net Asset Value, End of Period	$14.61		$14.42	$11.78	$11.67	$11.39	$10.98

Total Return (b)	3.82	% (g)	22.76%	1.90%	3.93%	5.57%	9.91%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$53		$50	$231	$359	$492	$448
Ratio of expenses to average net assets,
before reimbursement (c)	1.75	% (f)	1.77%	1.80%	1.91%	1.99%	4.16%
net of reimbursement (c)	1.75	% (f)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.17	)% (f)	(0.03)%	0.30%	0.37%	0.66%	0.29%
Portfolio turnover rate	1.54	% (g)	21.02%	7.38%	29.89%	25.45%	2.89%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $0.01 per share.

(f)	Annualized.

(g)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$14.80		$12.03	$11.87	$11.53	$11.04		$10.06
Gain From Operations:
Net investment income (a)	0.06		0.11	0.16	0.17	0.19		0.16
Net gain from securities (both realized and unrealized)	0.58		2.77	0.18	0.38	0.55		0.91
Total from operations	0.64		2.88	0.34	0.55	0.74		1.07

Distributions to shareholders from:
Net investment income	(0.07)		(0.11)	(0.18)	(0.14)	(0.19)		(0.09)
Realized gains	(0.35)		—	—	(0.07)	(0.06)		—
Total distributions	(0.42)		(0.11)	(0.18)	(0.21)	(0.25)		(0.09)

Net Asset Value, End of Period	$15.02		$14.80	$12.03	$11.87	$11.53		$11.04

Total Return (b)	4.32	% (g)	24.05%	2.88%	4.95%	6.71	% (e)	10.62%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$188,193		$175,019	$132,873	$112,597	$74,300		$39,589
Ratio of expenses to average net assets,
before reimbursement (c)	0.75	% (f)	0.77%	0.81%	0.91%	0.99%		1.76%
net of reimbursement (c)	0.75	% (f)	0.77%	0.79%	0.75%	0.75%		0.75%
Ratio of net investment income to average net assets (c)(d)	0.84	% (f)	0.78%	1.32%	1.47%	1.68%		1.50%
Portfolio turnover rate	1.54	% (g)	21.02%	7.38%	29.89%	25.45%		2.89%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Not Annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$16.60		$12.64	$12.48	$12.05	$11.29	$10.00
Gain From Operations:
Net investment income (a)	0.03		0.05	0.12	0.13	0.15	0.11
Net gain from securities (both realized and unrealized)	0.78		3.95	0.22	0.42	0.79	1.23
Total from operations	0.81		4.00	0.34	0.55	0.94	1.34

Distributions to shareholders from:
Net investment income	(0.04)		(0.04)	(0.16)	(0.09)	(0.13)	(0.05)
Realized gains	(0.33)		—	(0.02)	(0.03)	(0.05)	—
Total distributions	(0.37)		(0.04)	(0.18)	(0.12)	(0.18)	(0.05)

Net Asset Value, End of Period	$17.04		$16.60	$12.64	$12.48	$12.05	$11.29

Total Return (b)	4.90	% (f)	31.70%	2.68%	4.72%	8.29%	13.41%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$673		$618	$1,113	$737	$576	$308
Ratio of expenses to average net assets,
before reimbursement (c)	1.03	% (e)	1.06%	1.13%	1.25%	1.35%	3.53%
net of reimbursement (c)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.37	% (e)	0.33%	1.00%	1.08%	1.27%	1.04%
Portfolio turnover rate	3.79	% (f)	17.29%	5.09%	27.81%	16.46%	1.78%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$16.39		$12.54	$12.33	$11.90	$11.19	$9.94
Gain (Loss) From Operations:
Net investment income (loss) (a)	(0.04)		(0.05)	0.02	0.04	0.06	0.02
Net gain from securities (both realized and unrealized)	0.77		3.90	0.21	0.42	0.78	1.23
Total from operations	0.73		3.85	0.23	0.46	0.84	1.25

Distributions to shareholders from:
Net investment income	—		—	—	—	(0.08)	—
Realized gains	(0.33)		—	(0.02)	(0.03)	(0.05)	—
Total distributions	(0.33)		—	(0.02)	(0.03)	(0.13)	—

Net Asset Value, End of Period	$16.79		$16.39	$12.54	$12.33	$11.90	$11.19

Total Return (b)	4.46	% (f)	30.70%	1.90%	3.91%	7.55%	12.58%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$54		$113	$93	$192	$184	$142
Ratio of expenses to average net assets,
before reimbursement (c)	1.79	% (e)	1.81%	1.88%	2.00%	2.10%	4.48%
net of reimbursement (c)	1.75	% (e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.47	)% (e)	(0.32)%	0.20%	0.30%	0.47%	0.21%
Portfolio turnover rate	3.79	% (f)	17.29%	5.09%	27.81%	16.46%	1.78%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021		June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$16.55		$12.62		$12.48		$12.05	$11.26	$10.00
Gain From Operations:
Net investment income (a)	0.05		0.09		0.15		0.16	0.18	0.15
Net gain from securities (both realized and unrealized)	0.78		3.94		0.20		0.41	0.80	1.18
Total from operations	0.83		4.03		0.35		0.57	0.98	1.33

Distributions to shareholders from:
Net investment income	(0.08)		(0.10)		(0.19)		(0.11)	(0.14)	(0.07)
Realized gains	(0.33)		—		(0.02)		(0.03)	(0.05)	—
Total distributions	(0.41)		(0.10)		(0.21)		(0.14)	(0.19)	(0.07)

Net Asset Value, End of Period	$16.97		$16.55		$12.62		$12.48	$12.05	$11.26

Total Return (b)	5.04	% (g)	31.98	% (e)	2.75	% (e)	4.99%	8.70%	13.28%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$119,534		$110,388		$76,378		$58,568	$34,772	$13,493
Ratio of expenses to average net assets,
before reimbursement (c)	0.78	% (f)	0.81%		0.88%		1.00%	1.10%	2.26%
net of reimbursement (c)	0.78	% (f)	0.81%		0.83%		0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	0.58	% (f)	0.64%		1.20%		1.37%	1.54%	1.41%
Portfolio turnover rate	3.79	% (g)	17.29%		5.09%		27.81%	16.46%	1.78%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Annualized.

(g)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$18.03		$13.38	$13.30	$12.84	$11.90	$10.14
Gain From Operations:
Net investment income (a)	0.03		0.05	0.11	0.12	0.14	0.11
Net gain from securities (both realized and unrealized)	0.87		4.83	0.37	0.44	1.01	1.65
Total from operations	0.90		4.88	0.48	0.56	1.15	1.76

Distributions to shareholders from:
Net investment income	(0.03)		(0.06)	(0.18)	(0.04)	(0.14)	—
Realized gains	(0.15)		(0.17)	(0.22)	(0.06)	(0.07)	—
Total distributions	(0.18)		(0.23)	(0.40)	(0.10)	(0.21)	—

Net Asset Value, End of Period	$18.75		$18.03	$13.38	$13.30	$12.84	$11.90

Total Return (b)	4.95	% (f)	36.65%	3.53%	4.56%	9.68%	17.36%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$147		$138	$88	$84	$81	$53
Ratio of expenses to average net assets,
before reimbursement (c)	1.14	% (e)	1.25%	1.36%	1.45%	1.71%	9.40%
net of reimbursement (c)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.28	% (e)	0.33%	0.87%	0.93%	1.12%	1.01%
Portfolio turnover rate	3.29	% (f)	17.27%	4.87%	46.78%	17.45%	6.24%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$17.43		$12.99	$12.93	$12.53	$11.61	$10.08
Gain (Loss) From Operations:
Net investment income (loss) (a)	(0.04)		(0.06)	0.01	0.02	0.04	0.02
Net gain from securities (both realized and unrealized)	0.84		4.67	0.36	0.44	0.99	1.51
Total from operations	0.80		4.61	0.37	0.46	1.03	1.53

Distributions to shareholders from:
Net investment income	—		—	(0.09)	—	(0.04)	—
Realized gains	(0.15)		(0.17)	(0.22)	(0.06)	(0.07)	—
Total distributions	(0.15)		(0.17)	(0.31)	(0.06)	(0.11)	—

Net Asset Value, End of Period	$18.08		$17.43	$12.99	$12.93	$12.53	$11.61

Total Return (b)	4.56	% (f)	35.64%	2.74%	3.80%	8.89%	15.18%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$306		$293	$216	$178	$152	$139
Ratio of expenses to average net assets,
before reimbursement (c)	1.90	% (e)	2.00%	2.12%	2.20%	2.48%	14.24%
net of reimbursement (c)	1.75	% (e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.48	)% (e)	(0.41)%	0.11%	0.19%	0.31%	0.22%
Portfolio turnover rate	3.29	% (f)	17.27%	4.87%	46.78%	17.45%	6.24%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$17.75		$13.19	$13.12	$12.67	$11.73	$10.11
Gain From Operations:
Net investment income (a)	0.04		0.08	0.14	0.15	0.17	0.24
Net gain from securities (both realized and unrealized)	0.86		4.74	0.36	0.43	1.00	1.38
Total from operations	0.90		4.82	0.50	0.58	1.17	1.62

Distributions to shareholders from:
Net investment income	(0.07)		(0.09)	(0.21)	(0.07)	(0.16)	—
Realized gains	(0.15)		(0.17)	(0.22)	(0.06)	(0.07)	—
Total distributions	(0.22)		(0.26)	(0.43)	(0.13)	(0.23)	—

Net Asset Value, End of Period	$18.43		$17.75	$13.19	$13.12	$12.67	$11.73

Total Return (b)	5.05	% (f)	36.79%	3.73%	4.86%	9.98%	16.02%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$46,301		$41,984	$25,976	21,610	15,889	$7,471
Ratio of expenses to average net assets,
before reimbursement (c)	0.89	% (e)	1.00%	1.11%	1.20%	1.48%	4.80%
net of reimbursement (c)	0.85	% (e)	0.85%	0.83%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	0.44	% (e)	0.50%	1.05%	1.22%	1.37%	2.12%
Portfolio turnover rate	3.29	% (f)	17.27%	4.87%	46.78%	17.45%	6.24%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2021

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund (each a “Fund” and collectively the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Growth and Income Fund’s investment objective is to provide long-term growth of capital; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short -term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed -end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,476,548	$—	$—	$13,476,548
Open End Fund	453,740	—	—	453,740
Short-Term Investment	89,886	—	—	89,886
Total	$14,020,174	$—	$—	$14,020,174

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$63,871,685	$—	$—	$63,871,685
Open End Fund	2,665,986	—	—	2,665,986
Short-Term Investment	601,094	—	—	601,094
Total	$67,138,765	$—	$—	$67,138,765

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$175,773,765	$—	$—	$175,773,765
Open End Fund	7,301,848	—	—	7,301,848
Short-Term Investment	7,622,896	—	—	7,622,896
Total	$190,698,509	$—	$—	$190,698,509

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$110,162,092	$—	$—	$110,162,092
Open End Fund	4,736,763	—	—	4,736,763
Short-Term Investment	5,410,406	—	—	5,410,406
Total	$120,309,261	$—	$—	$120,309,261

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$41,836,834	$—	$—	$41,836,834
Open End Fund	1,803,546	—	—	1,803,546
Short-Term Investment	3,042,748	—	—	3,042,748
Total	$46,683,128	$—	$—	$46,683,128

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security classifications.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth Funds make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2019 through June 30, 2021 or expected to be taken in the Funds’ June 30, 2022 year end.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$642,292	$1,159,248
Ladenburg Income & Growth Fund	1,215,211	96,734
Ladenburg Growth & Income Fund	3,369,859	2,772,948
Ladenburg Growth Fund	4,331,425	5,366,775
Ladenburg Aggressive Growth Fund	1,581,022	1,418,991

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc., (“LTAM”) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM, investment advisory services are provided to each Fund (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the six months ended December 31, 2021, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$35,469
Ladenburg Income & Growth Fund	165,374
Ladenburg Growth & Income Fund	461,286
Ladenburg Growth Fund	294,065
Ladenburg Aggressive Growth Fund	112,008

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2022, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the advisor) of each Fund does not exceed 1.00%, 1.75% and 0.85% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the six months ended December 31, 2021, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$36,815
Ladenburg Income & Growth Fund	436
Ladenburg Growth & Income Fund	—
Ladenburg Growth Fund	122
Ladenburg Aggressive Growth Fund	8,504

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years from the date the Advisor waived any payment or reimbursed any expense) if such recoupment can be achieved within the expense limit in place at the time of waiver or the current expense limitation and the repayment is approved by the Board.

During the year ended June 30, 2021, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2022	June 30, 2023	June 30, 2024
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$82,097	$71,489	$76,801	$230,387
Ladenburg Income & Growth Fund	95,081	42,325	14,491	151,897
Ladenburg Growth & Income Fund	148,929	20,324	425	169,678
Ladenburg Growth Fund	118,115	35,935	471	154,521
Ladenburg Aggressive Growth Fund	90,394	67,536	49,950	207,880

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

The Trust, with respect to the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the six months ended December 31, 2021, the Funds were charged pursuant to the Plan as follows:

	12b-1 Fees
Fund	Class A	Class C
Ladenburg Income Fund	$475	$185
Ladenburg Income & Growth Fund	1,351	89
Ladenburg Growth & Income Fund	2,524	258
Ladenburg Growth Fund	803	410
Ladenburg Aggressive Growth Fund	179	1,507

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended December 31, 2021, the Distributor received $676, $1,739, $2,042, $113, and $150 for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund $91, $266, $304, $17, and $22 was retained by the principal underwriter or other affiliated broker-dealers.

Ultimus Fund Services, LLC (“UFS”)

UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the UFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, the Distributor, an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the six months ended December 31, 2021.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of December 31, 2021, National Financial Services held 76.60%, 77.91%, 73.53%, 73.74% and 77.03% of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control a Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Ladenburg Income Fund	$13,118,209	$1,120,683	$(218,718)	$901,965
Ladenburg Income & Growth Fund	56,256,550	11,496,318	(614,103)	10,882,215
Ladenburg Growth & Income Fund	146,631,429	44,969,927	(902,847)	44,067,080
Ladenburg Growth Fund	86,451,922	34,169,973	(312,634)	33,857,339
Ladenburg Aggressive Growth Fund	32,681,216	14,072,127	(70,215)	14,001,912

7.       DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2021 and June 30, 2020 was as follows:

	For the year ended June 30, 2021:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$165,380	$19,728	$—	$185,108
Ladenburg Income & Growth Fund	530,072	47,968	—	578,040
Ladenburg Growth & Income Fund	1,232,481	84,667	—	1,317,148
Ladenburg Growth Fund	615,211	—	—	615,211
Ladenburg Aggressive Growth Fund	189,329	349,810	—	539,139

	For the year ended June 30, 2020:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$230,169	$—	$32,796	$262,965
Ladenburg Income & Growth Fund	705,557	—	112,178	$817,735
Ladenburg Growth & Income Fund	1,884,039	—	42,611	$1,926,650
Ladenburg Growth Fund	1,041,761	101,589	—	$1,143,350
Ladenburg Aggressive Growth Fund	371,194	385,915	—	$757,109

For the Ladenburg Aggressive Growth Fund, the difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $3,789 for year ended June 30, 2021, which have been passed through to the Fund underlying shareholders and are deemed dividends for tax purposes.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

As of June 30, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss		Total
	Ordinary	Long-Term	and	Carry	Unrealized	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Appreciation	Earnings
Ladenburg Income Fund	$—	$423,032	$—	$—	$1,088,400	$1,511,432
Ladenburg Income & Growth Fund	—	573,787	—	—	9,326,720	9,900,507
Ladenburg Growth & Income Fund	—	4,306,584	—	—	35,966,501	40,273,085
Ladenburg Growth Fund	110,134	1,123,425	—	—	28,360,572	29,594,131
Ladenburg Aggressive Growth Fund	62,216	314,274	—	—	11,274,943	11,651,433

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At June 30, 2021, the Funds utilized capital loss carryforwards as follows:

Portfolio	CLCF Utilized
Ladenburg Income Fund	$5,937
Ladenburg Income & Growth Fund	102,034
Ladenburg Growth & Income Fund	170,678
Ladenburg Growth Fund	—
Ladenburg Aggressive Growth Fund	—

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the Schwab U.S. Large-Cap Growth ETF. The Ladenburg Income Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the SPDR Doubleline Total Return Tactical ETF (collectively, with Schwab U.S. Large-Cap Growth ETF, the “Securities”). The Funds may redeem their investment in the Securities at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Funds will be directly affected by the performance of the Securities. The financial statements of the Securities, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of December 31, 2021, the percentage of the Ladenburg Growth Fund’s and the Ladenburg Aggressive Growth Fund’s net assets invested in the Schwab U.S. Large-Cap Growth ETF was 27.0% and 29.1%, respectively. As of December 31, 2021, the percentage of the Ladenburg Income Fund’s net assets invested in the SPDR Doubleline Total Return Tactical ETF was 28.2%.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
December 31, 2021

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning July 1, 2021 and held through December 31, 2021.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $ 1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads) . Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending Account	Expenses Paid	Ending Account
	Annualized	Account Value	Value	During	Value	Expenses Paid
Class A	Expense Ratio	07/01/21	12/31/21	Period*	12/31/21	During Period*
Ladenburg Income Fund	1.00%	$1,000.00	$1,009.60	$5.07	$1,020.16	$5.09
Ladenburg Income & Growth Fund	1.00%	$1,000.00	$1,031.20	$5.12	$1,020.16	$5.09
Ladenburg Growth & Income Fund	1.00%	$1,000.00	$1,042.10	$5.13	$1,020.16	$5.09
Ladenburg Growth Fund	1.00%	$1,000.00	$1,049.00	$5.16	$1,020.16	$5.09
Ladenburg Aggressive Growth Fund	1.00%	$1,000.00	$1,049.50	$5.17	$1,020.16	$5.09

Class C
Ladenburg Income Fund	1.75%	$1,000.00	$1,006.10	$8.85	$1,016.38	$8.90
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$1,026.30	$8.94	$1,016.38	$8.90
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$1,038.20	$8.98	$1,016.38	$8.90
Ladenburg Growth Fund	1.75%	$1,000.00	$1,044.60	$9.02	$1,016.38	$8.90
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$1,045.60	$9.02	$1,016.38	$8.90

Class I
Ladenburg Income Fund	0.85%	$1,000.00	$1,010.10	$4.31	$1,020.92	$4.33
Ladenburg Income & Growth Fund	0.83%	$1,000.00	$1,031.50	$4.25	$1,021.02	$4.22
Ladenburg Growth & Income Fund	0.75%	$1,000.00	$1,043.20	$3.85	$1,021.44	$3.81
Ladenburg Growth Fund	0.78%	$1,000.00	$1,050.40	$4.05	$1,021.26	$3.99
Ladenburg Aggressive Growth Fund	0.85%	$1,000.00	$1,050.50	$4.39	$1,020.92	$4.33

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended December 31, 2021 (184) divided by the number of days in the fiscal year (365).

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the year ended December 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income Fund, and Ladenburg Income & Growth Fund (Adviser – Ladenburg Thalmann Asset Management, Inc.) *

In connection with the regular meeting held on December 13, 15-16, 2021 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Ladenburg Thalmann Asset Management, Inc. (the “Adviser” or “Ladenburg”) and the Trust, with respect to the Ladenburg Aggressive Growth Fund (“Ladenburg Aggressive”), Ladenburg Growth Fund (“Ladenburg Growth”), Ladenburg Growth & Income Fund (“Ladenburg Growth & Income”), Ladenburg Income Fund (“Ladenburg Income”), and Ladenburg Income & Growth (“Ladenburg Income & Growth”) (each a “Fund” and collectively the “Funds”). In considering the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel and fund counsel throughout the agreement review process. The Trustees relied upon the advice of independent legal counsel and fund counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that Ladenburg was established in 1982 and managed approximately $3.9 billion in assets. They discussed the services offered by Ladenburg to a variety of clients. The Trustees reviewed the background of the key personnel servicing the Funds, noting the team’s financial industry experience. They discussed the Adviser’s process for monitoring each Fund’s compliance with its investment limitations. They contemplated the Adviser’s use of an affiliated broker dealer, Ladenburg Thalmann & Co., and the factors considered in the selection of such broker dealer. The Trustees explored the updates made to the Adviser’s cyber security policies and procedures, indicating that several improvements had been made to the Adviser’s systems. They confirmed that there were no material compliance or litigation issues that had not been reported to the Trustees. Based on the Adviser’s breadth of resources and experience, the Trustees determined that it would continue to provide high quality service to the Funds.

Performance.

Ladenburg Aggressive. The Trustees noted the Fund’s objective of maximizing long-term growth of capital and noted that the Fund received a three-star Morningstar rating. They reported that the Fund had slightly underperformed the peer group median and category median over the since inception period. The Trustees noted that the Fund’s standard deviation and Sortino ratio ranked in the first or second quartile over most of the periods presented. They acknowledged that over the 3-year period the standard deviation was unusually high, though the Fund still produced first quartile rankings for both metrics. The Trustees concluded that the Fund had consistent positive performance.

Ladenburg Growth. The Trustees noted the Fund’s objective of seeking long-term growth of capital and noted that the Fund received a three-star Morningstar rating. The Trustees noted that the Fund returned +10.38% since inception which is inline with its investment objective. They mentioned that the Fund slightly underperformed its peer group and category median over the three and five-year periods. They observed that the Fund’s standard deviation ranked in the first quartile over all periods except the three-year period in which it ranked in the third quartile. They commented that the Fund returned +24.85% in the last 12-months with a standard deviation of 10.43%, noting such metrics were consistent with the peer group and category median. The Trustees concluded that the Adviser was managing the Fund according to its stated objective and strategy as disclosed in the prospectus.

Ladenburg Growth & Income. The Trustees noted the Fund’s objective of seeking long-term growth of capital with a secondary objective of producing current income and that the Fund received a three-star Morningstar rating. They discussed the Fund’s performance over the since inception period, noting that the Fund’s return of +8.53% outpaced the peer group and category medians of 1.3% and 1.5%, respectively. The Trustees reviewed the Fund’s risk metrics, noting that the Fund’s standard deviation ranked in the top two quartiles over all periods presented. They acknowledged that the Adviser operated the Fund consistent with its prospectus and with positive performance and should be retained to manage the Fund.

Ladenburg Income. The Trustees noted the Fund’s objective and its one-star Morningstar rating. They noted that capital preservation is an important aspect of the Fund’s investment objective. The Trustees reviewed the Fund’s performance, acknowledging that the Fund underperformed its benchmark, peer group median and Morningstar category median over all time periods presented. They discussed the Adviser’s assertion that underperformance was due to the Fund’s defensive positions taken in 2020. The Trustees agreed that given the nature of the Fund’s investment objective and the Adviser’s adherence to the Fund’s strategy, the Adviser should be retained for the benefit of the Fund and shareholders.

Ladenburg Income & Growth. The Trustees considered the Fund’s investment objective, noting that the Fund sought to provide income and capital preservation with a secondary objective of capital growth. They noted that the Fund received a three-star Morningstar rating. The Trustees discussed the Fund’s recent performance, noting that the Fund underperformed the benchmark, peer group and category medians over the periods presented. They noted that despite the Fund’s underperformance it had presented positive returns of 6.45% over the since inception period. The Trustees commented the Fund’s risk metrics were the result of the Fund’s allocation to cash and high-grade bonds. They also considered the Adviser’s assertion that the Fund’s allocation of investments to an alternative fund detracted from performance. The Trustees agreed that Fund operated consistent with its stated investment objective and that the Adviser should be retained.

Fees and Expenses. The Trustees reviewed the advisory fee paid by each Fund, noting that the Adviser charged 0.50% for advisory services to each Fund. They compared each Fund’s net expense ratio and advisory fee to each Fund’s Morningstar category and peer group, noting that each Fund’s advisory fee and expense ratio were in the range of each Fund’s category and peer group. The Trustees considered the advisory fee in light of the services provided by the Adviser and the fees charged to similar accounts, including a collective investment trust, and concluded that the fees charged to each Fund were not unreasonable.

Profitability. The Trustees discussed the profitability analysis provided by the Adviser in connection with the services provide pursuant to the Advisory Agreement for each Fund. They observed that the Adviser earned a profit in connection with Ladenburg Aggressive, Ladenburg Growth & Income, Ladenburg Growth and Ladenburg Income and Growth. They further observed that the Adviser realized a loss in connection with its relationship with Ladenburg Income. The Trustees agreed that the profits realized from each Fund (where applicable) were not excessive in terms of actual dollars paid and the percentage. The Trusteed concluded that Adviser was not realizing excessive profits in relation to each of the Funds.

Economies of Scale. The Trustees considered the size of each Fund and noted each Fund’s fees. They commented on and agreed with the Adviser’s assertion that breakpoints were not necessary at this time. They noted, however, the Adviser’s willingness to discuss economies as the size of a Fund increases. The Trustees reached a consensus that material economies of scale had not yet been reached by the Adviser.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of each Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that renewal of the Advisory Agreement was in the best interests of each of the Ladenburg Funds and their respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
277 Park Avenue, 26th Floor
New York, NY 10172

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Ladenburg-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/9/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/9/22

By (Signature and Title)

/s/Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/9/22